Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies [Abstract]
Address commission	$ 657
Coverage for pollution	$ 1,000,000
Charter hire variable portion	6-month Libor rate of 0.327%